Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000016867 | Texas
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016867 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016867 | California
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016867 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016867 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016867 | NR
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016867 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016867 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000016867 | A
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016867 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016867 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016867 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016867 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000016867 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016867 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016867 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016867 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016867 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016870 | Texas
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016870 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016870 | California
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016870 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016870 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016870 | NR
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016870 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016870 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000016870 | A
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016870 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016870 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016870 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016870 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000016870 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016870 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016870 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016870 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016870 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016871 | Texas
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016871 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016871 | California
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016871 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016871 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016871 | NR
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016871 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016871 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000016871 | A
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016871 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016871 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016871 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016871 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000016871 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016871 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016871 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016871 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016871 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016872 | Texas
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016872 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016872 | California
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016872 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016872 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016872 | NR
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016872 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016872 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000016872 | A
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016872 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016872 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016872 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016872 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000016872 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016872 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016872 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016872 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016872 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%